9. Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Assets and Liabilities
Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Warranty Activity
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	456,000	$1.00
Granted	426,500	$1.00
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, June 30, 2012	882,500	$1.00	4.4	$-

Exercisable, June 30, 2012	882,500	$1.00	4.4	$-

Compensation Expense for Stock Options Granted
	For the Six	For the Six
	Months Ended	Months Ended
Assumptions	June 30, 2012	June 30, 2011
Expected life (years)	3.5	N/A
Expected volatility	44.2%	N/A
Weighted-average volatility	44.2%	N/A
Risk-free interest rate	0.56% - 0.60%	N/A
Dividend yield	0.00%	N/A
Expected forfeiture rate	2.0%	N/A

Stock Options Activity to Employees
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011
Granted	1,895,000	$1.00
Exercised	-
Forfeited	(145,000)	$1.00
Expired	-
Balance Outstanding, June 30, 2012	1,750,000	$1.00	4.7	$-

Expected to vest, June 30, 2012	1,714,500	$1.00	4.7	$-

Exercisable, June 30, 2012	-	N/A	N/A	N/A

Stock Options Grants to Non-Employees
	For the Six	For the Six
	Months Ended	Months Ended
Assumptions	June 30, 2012	June 30, 2011
Expected life (years)	3.5	N/A
Expected volatility	44.2%	N/A
Weighted-average volatility	44.2%	N/A
Risk-free interest rate	0.60%	N/A
Dividend yield	0.00%	N/A

A summary of the Company’s stock option activity for non-employees during the six months ended June 30, 2012 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011
Granted	175,000	$1.00
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, June 30, 2012	175,000	$1.00	4.7	$-

Expected to vest, June 30, 2012	175,000	$1.00	4.7	$-

Exercisable, June 30, 2012	-	N/A	N/A	N/A